Balance Sheet Components - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment
Property, Plant and Equipment, Gross	$ 938,594	$ 834,387
Accumulated Depreciation	(52,649)	(5,155)
Property and Equipment, net	885,945	829,232
Depreciation and amortization expense	47,494	5,155
Lab Equipment
Property and Equipment
Property, Plant and Equipment, Gross	811,087	811,087
Depreciation and amortization expense	26,271	4,378
Clinical Equipment
Property and Equipment
Property, Plant and Equipment, Gross	64,870	23,300
Depreciation and amortization expense	10,203	$ 777
Software
Property and Equipment
Property, Plant and Equipment, Gross	62,637
Depreciation and amortization expense	$ 11,020